Party-in-Interest and Related Party Transactions	12 Months Ended
May 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest and Related Party Transactions	Party-in-Interest and Related Party Transactions
The Plan’s investments represent funds invested in or maintained by the Trustee and Custodian and therefore these transactions represent exempt party-in-interest transactions. Certain expenses of the Plan are paid to service providers who may be considered parties-in-interest as defined by ERISA. Notes receivable from participants also qualify as party-in-interest transactions. Certain investments of the Plan are managed by Blackrock, which provides investment management services to the Plan. Blackrock is an owner of NIKE common stock.
A portion of the Plan’s assets are invested in shares of Company common stock. For the year ended May 31, 2025, the Plan purchased 234,969 shares of NIKE, Inc. Class B common stock at a cost of $17,152,269, and the Plan sold 581,581 shares of NIKE, Inc. Class B common stock with proceeds of $45,297,904. At May 31, 2025 and 2024, the Plan held $353,489,573 (5,834,124 shares) and $632,517,069 (6,654,572 shares), respectively, of NIKE, Inc. Class B common stock. Common stock held by the Plan was approximately 6 and 11 percent of investments held as of May 31, 2025 and 2024, respectively. During the year ended May 31, 2025, the Plan had dividend income on shares of the Company's common stock of $9,544,367.
For the years ended May 31, 2025 and 2024, the Plan received a service credit of $100,000 allocated based upon assets in the plan, to offset the cost of record keeper provided services only. The amount is non-transferable and cannot be allocated to participant accounts.